CONCERT INVESTMENT SERIES

SUPPLEMENT DATED JUNE 2, 2000
TO
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000

________________________

	Effective June 5, 2000, the Board of Trustees of the Fund has approved a Distribution Agreement with PFS Distributors Inc., replacing the Distribution Agreement with CFBDS, Inc.




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